Alger Mid Cap Growth Portfolio Average Annual Total Returns - Class I2 [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent		16.77%	3.01%	11.68%
Performance Inception Date	May 03, 1993